UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):  	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	      		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		November 14, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$7,661,865

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Alcan Inc                     COMMON     013716105   249971824977200 SH      Defined   01   24977200
Alcoa Inc                     COMMON     013817101    76666219597700 SH      Defined   01   19597700
Altria Group Inc              COMMON     02209S103    136918 1969200 SH      Defined   01    1969200
Apollo Group Inc               CL A      037604105     43529  723681 SH        Sole           723681
Avaya Inc                     COMMON     053499109     59190 3490000 SH      Defined   01    3490000
BB&T Corp                     COMMON     054937107      1421   35173 SH        Sole            35173
Boston Scientifc Corp         COMMON     101137107    48608434844722 SH      Defined   01   34844722
Checkfree Corp                COMMON     162813109    347091 7457900 SH      Defined   01    7457900
Conexant Systems Inc          COMMON     207142100      1043  869338 SH        Sole           869338
Credence Systems Corp         COMMON     225302108       182   58916 SH        Sole            58916
Dade Behring Hldgs Inc        COMMON     23342J206    487877 6390000 SH      Defined   01    6390000
Dow Jones & Co Inc            COMMON     260561105    198979 3332978 SH      Defined   01    3332978
Dynegy Inc Del                 CL A      26817G102       172   18622 SH      Defined   01      18622
Edo Corp                      COMMON     281347104     41503  741000 SH      Defined   01     741000
Edwards AG Inc                COMMON     281760108    431564 5153000 SH      Defined   01    5153000
Equity Media Hldgs Corp  UNIT 08/26/2009 294725205      7200 2000000 SH      Defined   01    2000000
Equity Media Hldgs Corp       COMMON     294725106     10057 3352382 SH      Defined   01    3352382
Freeport-McMoran Copper &     COMMON     35671D857     96908  923900 SH      Defined   01     923900
General Electric Co           COMMON     369604103     14136  341453 SH        Sole           341453
Hercules Offshore Inc         COMMON     427093109    196634 7531000 SH      Defined   01    7531000
Hologic Inc                   COMMON     436440101    158600 2600000 SH      Defined   01    2600000
Intl Secs Exchange Hldgs       CL A      46031W204     52784  794100 SH      Defined   01     794100
Juniper Networks Inc          COMMON     48203R104     52102 1423169 SH        Sole          1423169
Kinross Gold Corp             COMMON     496902404    23660815800644 SH      Defined   01   15800644
Laidlaw Intl Inc              COMMON     50730R102     42919 1218600 SH      Defined   01    1218600
Lowes Cos Inc                 COMMON     548661107     84060 3000000 SH      Defined   01    3000000
Manulife Finl Corp            COMMON     56501R106     13564  328208 SH        Sole           328208
Mirant Corp New               COMMON     60467R100    48098411823600 SH      Defined   01   11823600
Monogram Biosciences Inc      COMMON     60975U108       265  185299 SH      Defined   01     185299
Nasdaq Stock Market Inc       COMMON     631103108    38358210180000 SH      Defined   01   10180000
NYSE Euronext                 COMMON     629491101       851   10748 SH      Defined   01      10748
Thornburg Mtg Inc              PUT       885218957      3984  310000 SH  PUT Defined   01     310000
Open Text Corp                COMMON     683715106      2106   81106 SH        Sole            81106
Polymedica Corp               COMMON     731738100     45955  875000 SH      Defined   01     875000
Rare Hospitality Intl Inc     COMMON     753820109    107215 2813300 SH      Defined   01    2813300
Sierra Health Svcs Inc        COMMON     826322109     67842 1608000 SH      Defined   01    1608000
Simon Ppty Group Inc New      COMMON     828806109      3321   33214 SH        Sole            33214
Solectron Corp                COMMON     834182107     21710 5566600 SH      Defined   01    5566600
Thermo Fisher Scientific      COMMON     883556102     58079 1006220 SH        Sole          1006220
Tronox Inc                   COM CL B    897051207     18466 2044961 SH      Defined   01    2044961

                                                     7661865